Exhibit 99.13

Monthly Investor Report: Verizon Master Trust - VZMT 2025-3

Collection Period	May 2025
Payment Date	6/20/2025
Transaction Month	2
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	3/20/27	8/20/30	$706,008,000		4.51%			4.51%
Class A-1b	3/20/27	8/20/30	$185,000,000	31	SOFR30A + 0.55%	6/12/25	4.30385%	4.85%
Class B	3/20/27	8/20/30	$68,120,000		4.77%			4.77%
Class C	3/20/27	8/20/30	$40,872,000		4.90%			4.90%

Total			$1,000,000,000

Series Alloc % x Group One Available Funds								$70,942,428.28
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$70,942,428.28

Beginning of Period Reserve Account Balance								$10,899,182.56
Required Reserve Amount								$10,899,182.56
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$10,899,182.56

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$73.83	$73.83	$0.00	$0.00		$70,942,354.45
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$70,942,354.45
Asset Representations Reviewer Fee			$40.79	$40.79	$0.00	$0.00		$70,942,313.66
Supplemental ARR Fee			$163.17	$163.17	$0.00	$0.00		$70,942,150.49
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$70,940,900.49
Servicing Fee			$762,393.56	$762,393.56	$0.00	$0.00		$70,178,506.93
Class A-1a Note Interest			$2,653,413.40	$2,653,413.40	$0.00	$0.00		$67,525,093.53
Class A-1b Note Interest			$773,245.27	$773,245.27	$0.00	$0.00		$66,751,848.26
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,751,848.26
Class B Note Interest			$270,777.00	$270,777.00	$0.00	$0.00		$66,481,071.26
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,481,071.26
Class C Note Interest			$166,894.00	$166,894.00	$0.00	$0.00		$66,314,177.26
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,314,177.26
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$66,314,177.26
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$66,314,177.26
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$66,314,177.26
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$66,314,177.26
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$66,314,177.26
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$66,314,177.26
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$66,314,177.26
Class R Interest			$66,314,177.26	$66,314,177.26	$0.00	$0.00		$0.00

Total			$70,942,428.28	$70,942,428.28	$0.00	$0.00

Total Priority, Regular and Accelerated Principal Payments								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$2,653,413.40	$0.00	$0.00	$2,653,413.40
Class A-1b			$0.00	$0.00	$773,245.27	$0.00	$0.00	$773,245.27
Class B			$0.00	$0.00	$270,777.00	$0.00	$0.00	$270,777.00
Class C			$0.00	$0.00	$166,894.00	$0.00	$0.00	$166,894.00

Total			$0.00	$0.00	$3,864,329.67	$0.00	$0.00	$3,864,329.67

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.76	$0.00	$3.76	$706,008,000.00	$1.00	$706,008,000.00	$1.00
Class A-1b	$1,000.00	$4.18	$0.00	$4.18	$185,000,000.00	$1.00	$185,000,000.00	$1.00
Class B	$1,000.00	$3.98	$0.00	$3.98	$68,120,000.00	$1.00	$68,120,000.00	$1.00
Class C	$1,000.00	$4.08	$0.00	$4.08	$40,872,000.00	$1.00	$40,872,000.00	$1.00

Total	$1,000.00	$3.86	$0.00	$3.86	$1,000,000,000.00	$1.00	$1,000,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$500,000,000.00			$500,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.